Total operating costs	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Total operating costs
Total operating costs
The following tables summarise the significant cost items by nature within operating costs for the years presented:

	Year ended 31 December
	2022	2021	2020
	€ million	€ million	€ million
Transportation costs(A)	851	631	447
Employee benefits	1,110	975	788
Depreciation of property, plant and equipment, excluding restructuring	246	245	219
Amortisation of intangible assets	7	4	1
Restructuring charges, including accelerated depreciation(B)	1	45	58
Other selling and distribution expenses	769	596	426
Total selling and distribution expenses	2,984	2,496	1,939
Transportation costs(A)	16	2	2
Employee benefits	544	462	353
Depreciation of property, plant and equipment, excluding restructuring	99	76	45
Amortisation of intangible assets	94	83	53
Acquisition related costs	3	49	11
Restructuring charges, including accelerated depreciation(B)	143	91	248
Other administrative expenses	351	311	271
Total administrative expenses	1,250	1,074	983
Total operating expenses	4,234	3,570	2,922
(A)Transportation costs include warehousing and delivery costs to the final customer destination. They exclude depreciation and amortisation.
(B)See restructuring costs on page 192.

	Year ended 31 December
	2022	2021	2020
(B) Restructuring costs	€ million	€ million	€ million
Increase in provision for restructuring programmes (Note 23)	115	93	242
Amount of provision unused (Note 23)	(8)	(13)	(7)
Accelerated depreciation and non-cash costs	44	60	121
Other cash costs(A)	12	13	12
Total restructuring costs	163	153	368
Restructuring costs by function:
Cost of sales	19	17	62
Selling and distribution expenses	1	45	58
Administrative expenses	143	91	248
(A)Other cash costs primarily relate to professional fees, which include consultancy costs, legal fees and other costs directly associated with restructuring.
Restructuring costs charged in arriving at operating profit for the years presented include restructuring costs arising under the following programmes and initiatives:
Accelerate Competitiveness
In October 2020, the Group announced a number of proposals aimed at improving productivity through the use of technology enabled solutions. Included in these proposals was the closure of certain production facilities, including Liederbach and Sodenthaler in Germany and Malaga in Iberia. These proposals continue the focus on network optimisation and site rationalisation of the Group, with the majority of the impacted activities to be transferred within our network of facilities in each respective territory.
The proposals are also expected to impact a number of functions across the Group, including business process technology, customer service, sales and marketing, and finance as the Group seeks to reduce complexity, improve efficiency and increase the use of technology.
In 2022, as part of the continuation of this programme, the Group announced additional restructuring proposals, mainly related to the transformation of the full service vending operations and related initiatives in Germany. These initiatives resulted in €82 million of restructuring charges primarily related to expected severance costs.
During the year ended 31 December 2022, the Group incurred total restructuring charges related to this programme of €145 million, primarily made up of expected severance costs and accelerated depreciation.

Staff costs
Staff costs included within the income statement were as follows:

	Year ended 31 December
	2022	2021	2020
Employee costs	€ million	€ million	€ million
Wages and salaries	1,769	1,544	1,253
Social security costs	316	302	283
Pension and other employee benefits	233	170	119
Total employee costs	2,318	2,016	1,655
Directors’ remuneration information is disclosed in the Directors’ remuneration report.
The average number of persons employed by the Group (including Directors) for the periods presented were as follows:

	2022	2021	2020
	No. in thousands	No. in thousands	No. in thousands
Commercial	12.5	10.9	7.3
Supply chain	16.6	14.9	12.4
Support functions	4.0	3.9	2.5
Total average staff employed	33.1	29.7	22.2
Auditor’s remuneration
Audit and other fees charged in the income statement concerning the statutory auditor of the consolidated financial statements, Ernst & Young LLP, were as follows:

	Year ended 31 December
	2022	2021	2020
	€ thousand	€ thousand	€ thousand
Audit of Parent Company and consolidated financial statements(A)	3,136	4,751	3,149
Audit of the Company’s subsidiaries	6,248	5,493	3,046
Total audit	9,384	10,244	6,195
Audit-related assurance services(B)	1,002	1,234	909
Other assurance services	213	313	279
Total audit and audit-related assurance services	10,599	11,791	7,383
All other services(C)	47	35	30
Total non-audit or non-audit-related assurance services	47	35	30
Total audit and all other fees	10,646	11,826	7,413
(A)Fees in respect of the audit of the accounts of the Company, including the Group's consolidated financial statements.
(B)Includes professional fees for interim reviews, reporting on internal financial controls, services related to the transactions entered into with TCCC, issuance of comfort letters for debt issuances, regulatory inspections, certain accounting consultations and other attest engagements.
(C)Represents fees for all other allowable services.